Note 11 - Non-controlling Interests	12 Months Ended
Nov. 30, 2024
Statement Line Items [Line Items]
Disclosure of non-controlling interests [text block]
11.	Non-Controlling Interests

11.1         U.S. GoldMining equity transactions

As at November 30, 2024, GoldMining held 9,878,261 U.S. GoldMining Shares, or approximately 79.4% of U.S. GoldMining's outstanding common shares, and 122,490 U.S. GoldMining Warrants and has common management and a common director of GoldMining. The Company concluded that subsequent to U.S. GoldMining's Offering, it has control over U.S. GoldMining and as a result, continues to consolidate the entity. U.S. GoldMining's earnings and losses are included in GoldMining's consolidated statements of comprehensive loss, with net loss and comprehensive loss attributable to U.S. GoldMining separately disclosed as being attributable to Non-Controlling Interests ("NCI"). The NCI in U.S. GoldMining's net assets is reflected in the consolidated statements of financial position and the consolidated statements of changes in equity. The NCI in these consolidated financial statements of $1,402 as at November 30, 2024 solely relates to U.S. GoldMining.

The following table shows the assets and liabilities of U.S. GoldMining:

November 30,
2024
($)
Assets
Cash and cash equivalents	5,544
Restricted cash	122
Prepaid expenses and deposits	278
Other receivables	36
Other assets	49
Land, property and equipment	1,565
Exploration and evaluation assets	83
7,677

Liabilities
Accounts payable and accrued liabilities	458
Withholdings taxes payable	253
Rehabilitation provisions	446
Lease liability	160
Due to related parties	2
1,319

Refer to segmented information Note 16 for the breakdown of U.S. GoldMining's net loss.

The following table summarizes U.S. GoldMining's cash flow activities during the years ended November 30, 2024 and 2023:

	For the year ended	For the year ended
	November 30,	November 30,
	2024	2023
	($)	($)
Cash used in operating activities	(10,506)	(12,657)
Cash used in investing activities	(235)	(1,328)
Cash generated from financing activities	600	29,491

Effect of exchange rate changes on cash	228	-

Net increase (decrease) in cash and cash equivalents and restricted cash	(9,913)	15,506
Cash and cash equivalents and restricted cash
Beginning of year	15,579	73
End of year	5,666	15,579

U.S. GoldMining Initial Public Offering

On April 19, 2023, U.S. GoldMining entered into an underwriting agreement for an offering of 2,000,000 units of U.S. GoldMining (the "Units") at a price of US$10.00 per Unit. Each Unit consists of one common share and one common share purchase warrant, and each common share purchase warrant entitles the holder to acquire a common share at a price of US$13.00 per share until April 24, 2026.

On April 24, 2023, U.S. GoldMining issued 2,000,000 Units at a price of US$10.00 per Unit for gross proceeds of $27.1 million (US$20.0 million), which included GoldMining's purchase of 122,490 Units in the Offering for total consideration of $1.7 million (US$1.2 million). In connection with the Offering, U.S. GoldMining incurred securities issuance costs of $1.3 million (US$1.0 million), of which $0.9 million (US$0.7 million) represented cash fees paid to the Underwriters.

As a result of the transaction, the Company recorded a dilution gain in equity of $20,514 during the year ended November 30, 2023.

U.S. GoldMining At-the-Market Equity Program

On May 15, 2024, U.S. GoldMining entered into an At-the-Market Offering Agreement with a syndicate of agents for an ATM facility (the "U.S. GoldMining ATM Program"). Pursuant to the U.S. GoldMining ATM Program, U.S. GoldMining may sell up to US$5.5 million of U.S. GoldMining Shares from time to time through the sales agents. A fixed cash commission rate of 2.5% of the gross sales price per share sold under the U.S. GoldMining ATM Program will be payable to the agents in connection with any such sales.

The securities that may be offered under the U.S. GoldMining ATM Program have not been and will not be qualified by a prospectus for the offer or sale to the public in Canada under applicable Canadian securities laws.

During the year ended November 30, 2024, U.S. GoldMining sold 45,699 common shares under the U.S. GoldMining ATM Program, for gross proceeds of $656 (US$0.48 million). As a result, the Company recorded a dilution gain in equity of $511, or $496 net of agents' fees and issuance costs.

11.2	U.S. GoldMining Stock Options

On February 6, 2023, U.S. GoldMining adopted a long-term incentive plan ("2023 Incentive Plan"). The 2023 Incentive Plan provides for the grant of non-qualified stock options, incentive stock options, stock appreciation rights, restricted stock units, performance awards, restricted stock awards and other cash and equity-based awards.

The following outlines the movements in U.S. GoldMining's stock options:

	Number of Options		Weighted Average Exercise Price (US$)
Balance at November 30, 2022	-		-
Granted	82,500		10.00
Balance at November 30, 2023	82,500		10.00
Granted	106,050		10.00
Forfeited	(3,000)		10.00
Balance at November 30, 2024	185,550	(1)	10.00

(1) As at November 30, 2024, outstanding U.S. GoldMining stock options have a weighted average remaining contractual life of 3.88 years.

The fair value of U.S. GoldMining stock options granted were estimated at the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	Year ended November 30, 2024	Year ended November 30, 2023
Risk-free interest rate	4.45%	3.47%
Expected life (years)	3.00	3.00
Expected volatility(1)	54.94%	61.34%
Expected dividend yield	0.00%	0.00%
Estimated forfeiture rate	0.00%	0.00%

(1) As there is limited trading history of U.S. GoldMining's common shares prior to the date of grant, the expected volatility is based on the historical share price volatility of a group of comparable companies in the sector U.S. GoldMining operates over a period similar to the expected life of the stock options.

During the year ended November 30, 2024, U.S. GoldMining recognized share-based compensation expense of $248 (2023: $344) for stock options granted by U.S. GoldMining.

11.3	U.S. GoldMining Restricted Shares

On September 23, 2022, U.S. GoldMining adopted an equity incentive plan (the "Legacy Incentive Plan"). The Legacy Incentive Plan provides for the grant of restricted stock awards.

On September 23, 2022, U.S. GoldMining granted awards of an aggregate of 635,000 shares of performance based restricted shares (the "Restricted Shares") of common stock under the Legacy Incentive Plan to certain of U.S. GoldMining's and GoldMining's executive officers, directors and consultants, the terms of which were amended on May 4, 2023.

The Restricted Shares are subject to restrictions that, among other things, prohibit the transfer thereof until certain performance conditions are met. In addition, if such conditions are not met within applicable periods, the restricted shares will be deemed forfeited and surrendered by the holder thereof to U.S. GoldMining without the requirement of any further consideration. During the year ended November 30, 2024, performance conditions were met for 95,250 Restricted Shares which were released ( November 30, 2023 - 285,750 Restricted Shares were released). As at November 30, 2024, 254,000 Restricted Shares remain outstanding, subject to certain performance conditions.

During the year ended November 30, 2024, U.S. GoldMining recognized share-based compensation expense of $21 (2023: $74), related to U.S. GoldMining's Restricted Shares.

11.4	U.S. GoldMining Warrants

The following outlines the movements in U.S. GoldMining's common stock purchase warrants:

	Number of Warrants	Weighted Average Exercise Price (US$)
Balance at November 30, 2022	-	-
Common stock purchase warrants issued at the IPO	2,000,000	13.00
Exercised	(258,708)	13.00
Balance at November 30, 2023	1,741,292	13.00
Exercised	(300)	13.00
Balance at November 30, 2024	1,740,992 (1)	13.00

(1) As at November 30, 2024, outstanding U.S. GoldMining common stock purchase warrants have a weighted average remaining contractual life of 1.40 years.